Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Oriental VIP Room [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	(20.00%)	(5.00%)
Oriental VIP Room [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)	(60.00%)	(40.00%)
Oriental VIP Room [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value	$ 0	$ 41,404,026
Valuation Techniques	Forecasted Performance, June 2016	Forecasted Performance, 2015-June 2016
Unobservable Input	Chip Turnover Annual Growth	Chip Turnover Annual Growth
Oriental VIP Room [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques	Monte Carlo Method	Monte Carlo Method
Unobservable Input	Average Simulated Share Prices	Average Simulated Share Prices
Average Simulated Share Prices	$ 1.07
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.24
Oriental VIP Room [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.29
Bao Li Gaming [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		(20.00%)
Bao Li Gaming [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Range (in percentage)		(5.00%)
Bao Li Gaming [Member] | Forecasted Performance One [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair Value		$ 42,291,631
Valuation Techniques		Forecasted Performance, 2015
Unobservable Input		Chip Turnover Annual Growth
Bao Li Gaming [Member] | Monte Carlo Method [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Valuation Techniques		Monte Carlo Method
Unobservable Input		Average Simulated Share Prices
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.26
Bao Li Gaming [Member] | Monte Carlo Method [Member] | Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Average Simulated Share Prices		$ 1.31